Net Loss Per Share	12 Months Ended
Aug. 31, 2015
Notes to Financial Statements
Note 5. Net Loss Per Share

During the years ended August 31, 2015 and 2014, the Company recorded a net loss. Basic net loss per share is computed by dividing the net loss by the weighted average number of common shares outstanding during the period. The Company has not included the effects of warrants, stock options and convertible debt on net loss per share because to do so would be antidilutive.

The following is the computation of basic and diluted net loss per share for the years ended August 31, 2015 and 2014:

	Years Ended August 31,
	2015	2014
Basic and Diluted EPS Computation
Numerator:
Loss available to common stockholders	$(8,092,744)	$(3,892,381)
Denominator:
Weighted average number of common shares outstanding	25,131,836	24,279,448
Basic and diluted EPS	$(0.32)	$(0.16)

The shares listed below were not included in the computation of diluted losses per share because to do so would have been antidilutive for the periods presented:

Convertible debt	2,498,254	2,624,651
Warrants issuable upon conversion of debt (See "NOTE 2 - Debt" above)	2,498,254	5,249,303
Warrants	7,646,537	3,302,001
Stock options	1,267,502	1,325,837